FAIR VALUE MEASUREMENTS (Details 2) (USD $)	12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Derivative Financial Instruments, Liabilities [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Exercise Price			$ 0.04
Volatility			129.00%	331.00%	275.00%	335.00%	624.00%
Risk-free Rate			0.07%	0.091%	0.014%	0.62%	0.12%
Contractual Life	4 months 24 days	6 months	6 months
Dividend Yield	0.00%	0.00%	0.00%